CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 2,221,870	$ 2,020,373	$ 1,919,152
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	28,918,177	16,558,037
Common Stock, Shares, Outstanding	28,918,177	16,558,037